CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating activities:
Net income	$ 1,714	$ 1,345
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	903	490
Net change in working capital items	(345)	590
Deferred Income Taxes Net And Uncertain Tax Positions	(311)	(174)
Impairment of long lived assets	95	14
Stock-based compensation	41	47
Other non-cash items	(45)	(22)
Loss (gain) from sale of long lived assets and investments	6	(64)
Long-term receivables	(111)	(2)
Net cash provided by operating activities	1,947	2,224
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	0	(446)
Purchase of property, plant and equipment	(528)	(460)
Purchase of investments and other assets	(25)	(117)
Proceeds From Sales of Long Lived Assets And Investments	133	141
Other investing activities	(56)	(34)
Net cash used in investing activities	(476)	(916)
Financing activities:
Proceeds From Senior Notes Net Of Issuance Costs	1,798	748
Purchase of treasury shares	(667)	(495)
Net change in short-term credit	(2,207)	(511)
Dividends paid	(404)	(406)
Proceeds from exercise of options by employees	19	31
Proceeds From Long Term Loans And Other Long Term Liabilities	1,241	1
Redemption of convertible debentures	0	(814)
Repayment of loans and other long term liabilities	(1,154)	(12)
Other financing activities	0	4
Net cash used in financing activities	(1,374)	(1,454)
Translation adjustment on cash and cash equivalents	(5)	37
Net change in cash and cash equivalents	92	(109)
Balance of cash and cash equivalents at beginning of period	1,096	1,248
Balance of cash and cash equivalents at end of period	$ 1,188	$ 1,139